REAL ESTATE PROPERTIES (Details 3) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016 USD ($) property_unit	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) property_unit	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	9,420								9,420
2016 Revenue | $	$ 24,757	$ 23,245	$ 24,857	$ 21,405	$ 19,656	$ 19,790	$ 19,123	$ 18,526	$ 94,264	$ 77,095	$ 61,813
Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	9,420								9,420
2016 Revenue | $									$ 89,538
% of 2016 Revenue									100.00%
Texas | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	2,750								2,750
2016 Revenue | $									$ 19,957
% of 2016 Revenue									22.00%
Florida | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	1,186								1,186
2016 Revenue | $									$ 15,652
% of 2016 Revenue									17.00%
Georgia | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	1,309								1,309
2016 Revenue | $									$ 14,576
% of 2016 Revenue									16.00%
Tennessee | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	456								456
2016 Revenue | $									$ 9,735
% of 2016 Revenue									11.00%
Alabama | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	826								826
2016 Revenue | $									$ 6,966
% of 2016 Revenue									8.00%
South Carolina | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	1,033								1,033
2016 Revenue | $									$ 6,613
% of 2016 Revenue									8.00%
Missouri | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	420								420
2016 Revenue | $									$ 3,854
% of 2016 Revenue									4.00%
Indiana | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	400								400
2016 Revenue | $									$ 3,152
% of 2016 Revenue									4.00%
Kansas | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	0								0
2016 Revenue | $									$ 3,132
% of 2016 Revenue									3.00%
Mississippi | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	776								776
2016 Revenue | $									$ 2,678
% of 2016 Revenue									3.00%
Ohio | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	264								264
2016 Revenue | $									$ 2,440
% of 2016 Revenue									3.00%
Arkansas | Geographic concentration | Multi-family residential | Revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of units | property_unit	0								0
2016 Revenue | $									$ 783
% of 2016 Revenue									1.00%